Jul-28-03 02:15pm From- T-491 P.002/003 F-718

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055697

CerT NYS

1-13182

NYSE

RECD S.E.C.
JUL 2 8 2003
081

REVISED

July 28, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 3 1 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Riverwood Holding, Inc. (to be renamed Graphic Packaging Corporation), Common Stock, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on July 28, 2003. Tentative listing date – Not yet determined.

Sincerely,

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